CORPORATE BORROWINGS	12 Months Ended
Dec. 31, 2020
Disclosure of financial liabilities [abstract]
CORPORATE BORROWINGS	CORPORATE BORROWINGS

AS AT DEC. 31 (MILLIONS)	Maturity	Annual Rate	Currency	2020	2019
Term debt
Public – Canadian	Mar. 1, 2021	5.30%	C$	$—	$269
Public – Canadian	Mar. 31, 2023	4.54%	C$	472	463
Public – Canadian	Mar. 8, 2024	5.04%	C$	393	385
Public – U.S.	Apr. 1 , 2024	4.00%	US$	749	749
Public – U.S.	Jan. 15, 2025	4.00%	US$	500	500
Public – Canadian	Jan. 28, 2026	4.82%	C$	675	664
Public – U.S.	Jun. 2, 2026	4.25%	US$	497	497
Public – Canadian	Mar. 16, 2027	3.80%	C$	393	385
Public – U.S.	Jan. 25, 2028	3.90%	US$	649	649
Public – U.S.	Mar. 29, 2029	4.85%	US$	999	998
Public – U.S.	Apr. 15, 2030	4.35%	US$	749	—
Public – U.S.	Mar. 1, 2033	7.38%	US$	250	250
Public – Canadian	Jun. 14, 2035	5.95%	C$	331	325
Private – Japanese	Dec. 1, 2038	1.42%	JPY	97	92
Public – U.S.	Sep. 20, 2047	4.70%	US$	902	902
Public – U.S.	Apr. 15, 2050	3.45%	US$	594	—
Public – U.S.	Mar. 30, 2051	3.50%	US$	497	—
Public – U.S.	Oct. 16, 2080	4.63%	US$	400	—
				9,147	7,128
Deferred financing costs[1]				(70)	(45)
Total				$9,077	$7,083
1.Deferred financing costs are amortized to interest expense over the term of the borrowing using the effective interest method.
Corporate borrowings have a weighted-average interest rate of 4.4% (2019 – 4.6%) and include $2.3 billion (2019 – $2.5 billion) repayable in Canadian dollars of C$2.9 billion (2019 – C$3.2 billion) and $97 million (2019 – $92 million) repayable in Japanese Yen of ¥10 billion (2019 – ¥10 billion).
NON-RECOURSE BORROWINGS OF MANAGED ENTITIES

AS AT DEC. 31	Note	2020	2019
Subsidiary borrowings	(a)	$10,768	$8,423
Property-specific borrowings	(b)	128,556	127,869
Total		$139,324	$136,292

a)    Subsidiary Borrowings
Principal repayments on subsidiary borrowings due over the next five calendar years and thereafter are as follows:

(MILLIONS)	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Total
2021	$314	$3	$—	$—	$—	$317
2022	—	—	—	—	38	38
2023	393	—	—	—	227	620
2024	1,974	—	1,681	310	26	3,991
2025	393	314	—	—	394	1,101
Thereafter	314	1,826	1,492	—	1,100	4,732
Total Principal repayments	3,388	2,143	3,173	310	1,785	10,799
Deferred financing costs and other	(10)	(11)	(15)	—	5	(31)
Total – Dec. 31, 2020	$3,378	$2,132	$3,158	$310	$1,790	$10,768
Total – Dec. 31, 2019	$2,024	$2,098	$2,470	$—	$1,831	$8,423

The weighted-average interest rate on subsidiary borrowings as at December 31, 2020 was 3.5% (2019 – 4.3%).
The current and non-current balances of subsidiary borrowings are as follows:

AS AT DEC. 31 (MILLIONS)	2020	2019
Current	$317	$17
Non-current	10,451	8,406
Total	$10,768	$8,423

Subsidiary borrowings by currency include the following:

AS AT DEC. 31 (MILLIONS)	2020	Local Currency		2019	Local Currency
U.S. dollars	$4,376	US$	4,376	$5,162	US$	5,162
Canadian dollars	6,254	C$	7,963	3,078	C$	3,998
Brazilian reais	138	Rs	715	183	Rs	737
Total	$10,768			$8,423
b)    Property-Specific Borrowings
Principal repayments on property-specific borrowings due over the next five calendar years and thereafter are as follows:

(MILLIONS)	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Total
2021	$16,583	$1,194	$1,595	$1,531	$67	$20,970
2022	10,654	1,190	894	1,313	25	14,076
2023	7,848	2,063	2,782	2,152	70	14,915
2024	11,279	886	2,583	2,051	325	17,124
2025	8,588	1,179	3,629	4,747	5	18,148
Thereafter	12,525	9,898	9,987	12,018	—	44,428
Total Principal repayments	67,477	16,410	21,470	23,812	492	129,661
Deferred financing costs and other	(404)	(57)	(161)	(479)	(4)	(1,105)
Total – Dec. 31, 2020	$67,073	$16,353	$21,309	$23,333	$488	$128,556
Total – Dec. 31, 2019	$67,909	$15,787	$20,776	$23,105	$292	$127,869

The weighted-average interest rate on property-specific borrowings as at December 31, 2020 was 4.2% (2019 – 4.7%).
The current and non-current balances of property-specific borrowings are as follows:

AS AT DEC. 31 (MILLIONS)	2020	2019
Current	$20,970	$15,696
Non-current	107,586	112,173
Total	$128,556	$127,869

Property-specific borrowings by currency include the following:

AS AT DEC. 31 (MILLIONS)	2020	Local Currency		2019	Local Currency
U.S. dollars	$78,223	US$	78,223	$84,203	US$	84,203
British pounds	10,341	£	7,565	9,812	£	7,401
Indian rupees	8,978	Rs	655,328	4,143	Rs	295,106
Canadian dollars	8,458	C$	10,771	7,955	C$	10,333
Euros	7,816	€	6,398	6,844	€	6,103
Australian dollars	4,799	A$	6,237	4,815	A$	6,861
Brazilian reais	3,487	R$	18,147	3,969	R$	15,998
Colombian pesos	2,141	COP$	7,332,845	2,029	COP$	6,671,818
Korean won	2,082	₩	2,268,301	1,959	₩	2,264,478
Chilean unidades de fomento	1,187	UF	29	1,099	UF	29
Other currencies	1,044	n/a	n/a	1,041	n/a	n/a
Total	$128,556			$127,869

Disclosure of corporate borrowings

AS AT DEC. 31 (MILLIONS)	Maturity	Annual Rate	Currency	2020	2019
Term debt
Public – Canadian	Mar. 1, 2021	5.30%	C$	$—	$269
Public – Canadian	Mar. 31, 2023	4.54%	C$	472	463
Public – Canadian	Mar. 8, 2024	5.04%	C$	393	385
Public – U.S.	Apr. 1 , 2024	4.00%	US$	749	749
Public – U.S.	Jan. 15, 2025	4.00%	US$	500	500
Public – Canadian	Jan. 28, 2026	4.82%	C$	675	664
Public – U.S.	Jun. 2, 2026	4.25%	US$	497	497
Public – Canadian	Mar. 16, 2027	3.80%	C$	393	385
Public – U.S.	Jan. 25, 2028	3.90%	US$	649	649
Public – U.S.	Mar. 29, 2029	4.85%	US$	999	998
Public – U.S.	Apr. 15, 2030	4.35%	US$	749	—
Public – U.S.	Mar. 1, 2033	7.38%	US$	250	250
Public – Canadian	Jun. 14, 2035	5.95%	C$	331	325
Private – Japanese	Dec. 1, 2038	1.42%	JPY	97	92
Public – U.S.	Sep. 20, 2047	4.70%	US$	902	902
Public – U.S.	Apr. 15, 2050	3.45%	US$	594	—
Public – U.S.	Mar. 30, 2051	3.50%	US$	497	—
Public – U.S.	Oct. 16, 2080	4.63%	US$	400	—
				9,147	7,128
Deferred financing costs[1]				(70)	(45)
Total				$9,077	$7,083
1.Deferred financing costs are amortized to interest expense over the term of the borrowing using the effective interest method.

AS AT DEC. 31	Note	2020	2019
Subsidiary borrowings	(a)	$10,768	$8,423
Property-specific borrowings	(b)	128,556	127,869
Total		$139,324	$136,292
Principal repayments on subsidiary borrowings due over the next five calendar years and thereafter are as follows:

(MILLIONS)	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Total
2021	$314	$3	$—	$—	$—	$317
2022	—	—	—	—	38	38
2023	393	—	—	—	227	620
2024	1,974	—	1,681	310	26	3,991
2025	393	314	—	—	394	1,101
Thereafter	314	1,826	1,492	—	1,100	4,732
Total Principal repayments	3,388	2,143	3,173	310	1,785	10,799
Deferred financing costs and other	(10)	(11)	(15)	—	5	(31)
Total – Dec. 31, 2020	$3,378	$2,132	$3,158	$310	$1,790	$10,768
Total – Dec. 31, 2019	$2,024	$2,098	$2,470	$—	$1,831	$8,423

The current and non-current balances of subsidiary borrowings are as follows:

AS AT DEC. 31 (MILLIONS)	2020	2019
Current	$317	$17
Non-current	10,451	8,406
Total	$10,768	$8,423

Subsidiary borrowings by currency include the following:

AS AT DEC. 31 (MILLIONS)	2020	Local Currency		2019	Local Currency
U.S. dollars	$4,376	US$	4,376	$5,162	US$	5,162
Canadian dollars	6,254	C$	7,963	3,078	C$	3,998
Brazilian reais	138	Rs	715	183	Rs	737
Total	$10,768			$8,423
Principal repayments on property-specific borrowings due over the next five calendar years and thereafter are as follows:

(MILLIONS)	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Total
2021	$16,583	$1,194	$1,595	$1,531	$67	$20,970
2022	10,654	1,190	894	1,313	25	14,076
2023	7,848	2,063	2,782	2,152	70	14,915
2024	11,279	886	2,583	2,051	325	17,124
2025	8,588	1,179	3,629	4,747	5	18,148
Thereafter	12,525	9,898	9,987	12,018	—	44,428
Total Principal repayments	67,477	16,410	21,470	23,812	492	129,661
Deferred financing costs and other	(404)	(57)	(161)	(479)	(4)	(1,105)
Total – Dec. 31, 2020	$67,073	$16,353	$21,309	$23,333	$488	$128,556
Total – Dec. 31, 2019	$67,909	$15,787	$20,776	$23,105	$292	$127,869
The current and non-current balances of property-specific borrowings are as follows:

AS AT DEC. 31 (MILLIONS)	2020	2019
Current	$20,970	$15,696
Non-current	107,586	112,173
Total	$128,556	$127,869

Property-specific borrowings by currency include the following:

AS AT DEC. 31 (MILLIONS)	2020	Local Currency		2019	Local Currency
U.S. dollars	$78,223	US$	78,223	$84,203	US$	84,203
British pounds	10,341	£	7,565	9,812	£	7,401
Indian rupees	8,978	Rs	655,328	4,143	Rs	295,106
Canadian dollars	8,458	C$	10,771	7,955	C$	10,333
Euros	7,816	€	6,398	6,844	€	6,103
Australian dollars	4,799	A$	6,237	4,815	A$	6,861
Brazilian reais	3,487	R$	18,147	3,969	R$	15,998
Colombian pesos	2,141	COP$	7,332,845	2,029	COP$	6,671,818
Korean won	2,082	₩	2,268,301	1,959	₩	2,264,478
Chilean unidades de fomento	1,187	UF	29	1,099	UF	29
Other currencies	1,044	n/a	n/a	1,041	n/a	n/a
Total	$128,556			$127,869